Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000050721
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Institutional Shares
Trading Symbol	BLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 9.87%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,098	$10,138	$9,985	$9,947
Feb 16	$10,152	$10,210	$10,053	$9,993
Mar 16	$10,401	$10,303	$10,328	$10,260
Apr 16	$10,509	$10,343	$10,479	$10,300
May 16	$10,501	$10,345	$10,496	$10,357
Jun 16	$10,749	$10,531	$10,648	$10,496
Jul 16	$10,903	$10,598	$10,798	$10,658
Aug 16	$10,928	$10,586	$10,831	$10,654
Sep 16	$10,898	$10,580	$10,857	$10,650
Oct 16	$10,861	$10,499	$10,760	$10,535
Nov 16	$10,847	$10,250	$10,593	$10,478
Dec 16	$10,964	$10,265	$10,700	$10,550
Jan 17	$11,014	$10,285	$10,772	$10,625
Feb 17	$11,097	$10,354	$10,908	$10,801
Mar 17	$11,103	$10,349	$10,927	$10,801
Apr 17	$11,167	$10,428	$11,018	$10,893
May 17	$11,228	$10,509	$11,143	$10,997
Jun 17	$11,279	$10,498	$11,136	$11,010
Jul 17	$11,364	$10,543	$11,225	$11,111
Aug 17	$11,348	$10,638	$11,288	$11,191
Sep 17	$11,422	$10,587	$11,329	$11,223
Oct 17	$11,472	$10,593	$11,350	$11,306
Nov 17	$11,467	$10,580	$11,379	$11,400
Dec 17	$11,545	$10,628	$11,436	$11,475
Jan 18	$11,620	$10,506	$11,447	$11,579
Feb 18	$11,522	$10,406	$11,260	$11,374
Mar 18	$11,505	$10,473	$11,254	$11,339
Apr 18	$11,514	$10,395	$11,235	$11,293
May 18	$11,520	$10,469	$11,258	$11,431
Jun 18	$11,503	$10,456	$11,265	$11,442
Jul 18	$11,634	$10,459	$11,368	$11,572
Aug 18	$11,664	$10,526	$11,432	$11,737
Sep 18	$11,705	$10,458	$11,421	$11,704
Oct 18	$11,617	$10,376	$11,235	$11,399
Nov 18	$11,568	$10,438	$11,303	$11,517
Dec 18	$11,467	$10,630	$11,241	$11,353
Jan 19	$11,730	$10,742	$11,538	$11,710
Feb 19	$11,825	$10,736	$11,640	$11,818
Mar 19	$11,920	$10,942	$11,825	$12,046
Apr 19	$12,031	$10,945	$11,898	$12,194
May 19	$12,018	$11,139	$11,896	$12,113
Jun 19	$12,175	$11,279	$12,180	$12,476
Jul 19	$12,233	$11,304	$12,198	$12,549
Aug 19	$12,293	$11,597	$12,364	$12,717
Sep 19	$12,341	$11,535	$12,408	$12,741
Oct 19	$12,395	$11,570	$12,491	$12,851
Nov 19	$12,468	$11,564	$12,529	$12,986
Dec 19	$12,585	$11,556	$12,647	$13,097
Jan 20	$12,646	$11,778	$12,732	$13,272
Feb 20	$12,519	$11,990	$12,626	$13,112
Mar 20	$11,626	$11,920	$12,001	$12,572
Apr 20	$12,099	$12,132	$12,421	$13,212
May 20	$12,363	$12,188	$12,624	$13,444
Jun 20	$12,463	$12,265	$12,713	$13,583
Jul 20	$12,732	$12,448	$13,015	$13,955
Aug 20	$12,814	$12,348	$13,055	$14,177
Sep 20	$12,748	$12,341	$12,962	$14,010
Oct 20	$12,722	$12,286	$12,869	$13,854
Nov 20	$13,141	$12,406	$13,324	$14,404
Dec 20	$13,312	$12,424	$13,466	$14,584
Jan 21	$13,292	$12,334	$13,388	$14,467
Feb 21	$13,364	$12,156	$13,313	$14,440
Mar 21	$13,435	$12,005	$13,361	$14,504
Apr 21	$13,605	$12,099	$13,507	$14,816
May 21	$13,690	$12,139	$13,610	$14,881
Jun 21	$13,775	$12,224	$13,687	$15,059
Jul 21	$13,837	$12,361	$13,817	$15,284
Aug 21	$13,909	$12,337	$13,843	$15,403
Sep 21	$13,823	$12,231	$13,671	$15,095
Oct 21	$13,941	$12,227	$13,724	$15,409
Nov 21	$13,828	$12,263	$13,645	$15,409
Dec 21	$14,059	$12,232	$13,864	$15,589
Jan 22	$13,793	$11,968	$13,582	$15,111
Feb 22	$13,622	$11,835	$13,429	$14,858
Mar 22	$13,588	$11,506	$13,224	$14,734
Apr 22	$13,159	$11,069	$12,739	$13,957
May 22	$13,097	$11,141	$12,819	$14,028
Jun 22	$12,607	$10,966	$12,358	$13,527
Jul 22	$13,110	$11,234	$12,759	$14,132
Aug 22	$12,866	$10,917	$12,387	$13,680
Sep 22	$12,245	$10,445	$11,791	$12,888
Oct 22	$12,417	$10,310	$11,923	$13,084
Nov 22	$12,896	$10,689	$12,411	$13,640
Dec 22	$12,755	$10,641	$12,329	$13,362
Jan 23	$13,310	$10,968	$12,722	$13,901
Feb 23	$13,023	$10,684	$12,414	$13,548
Mar 23	$13,281	$10,956	$12,683	$13,938
Apr 23	$13,434	$11,022	$12,799	$14,062
May 23	$13,245	$10,902	$12,589	$13,974
Jun 23	$13,348	$10,863	$12,717	$14,216
Jul 23	$13,472	$10,856	$12,830	$14,346
Aug 23	$13,371	$10,786	$12,737	$14,213
Sep 23	$13,093	$10,512	$12,446	$13,757
Oct 23	$12,900	$10,346	$12,216	$13,518
Nov 23	$13,557	$10,815	$12,811	$14,317
Dec 23	$14,070	$11,229	$13,309	$14,896
Jan 24	$14,119	$11,198	$13,299	$14,942
Feb 24	$14,078	$11,040	$13,215	$15,034
Mar 24	$14,278	$11,142	$13,418	$15,276
Apr 24	$14,010	$10,860	$13,119	$14,819
May 24	$14,242	$11,044	$13,353	$15,215
Jun 24	$14,388	$11,149	$13,422	$15,480
Jul 24	$14,720	$11,409	$13,783	$15,789
Aug 24	$14,945	$11,573	$14,035	$16,063
Sep 24	$15,123	$11,728	$14,239	$16,317
Oct 24	$14,829	$11,437	$13,939	$15,989
Nov 24	$15,073	$11,558	$14,108	$16,389
Dec 24	$14,792	$11,369	$13,838	$16,084
Jan 25	$15,007	$11,430	$14,009	$16,278
Feb 25	$15,239	$11,681	$14,294	$16,465
Mar 25	$15,135	$11,685	$14,259	$16,191
Apr 25	$15,225	$11,731	$14,268	$16,203
May 25	$15,379	$11,647	$14,309	$16,427
Jun 25	$15,647	$11,826	$14,540	$16,855
Jul 25	$15,622	$11,795	$14,514	$16,937
Aug 25	$15,876	$11,936	$14,777	$17,182
Sep 25	$16,033	$12,067	$14,915	$17,501
Oct 25	$16,092	$12,142	$14,962	$17,701
Nov 25	$16,234	$12,217	$15,122	$17,791
Dec 25	$16,253	$12,199	$15,158	$17,776

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.87%	4.07%	4.98%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 863,905,917
Holdings Count | Holding	2,296
Advisory Fees Paid, Amount	$ 1,619,004
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000050722
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor A Shares
Trading Symbol	BLADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 9.61%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$9,692	$10,138	$9,985	$9,947
Feb 16	$9,752	$10,210	$10,053	$9,993
Mar 16	$9,977	$10,303	$10,328	$10,260
Apr 16	$10,079	$10,343	$10,479	$10,300
May 16	$10,068	$10,345	$10,496	$10,357
Jun 16	$10,304	$10,531	$10,648	$10,496
Jul 16	$10,449	$10,598	$10,798	$10,658
Aug 16	$10,471	$10,586	$10,831	$10,654
Sep 16	$10,439	$10,580	$10,857	$10,650
Oct 16	$10,401	$10,499	$10,760	$10,535
Nov 16	$10,386	$10,250	$10,593	$10,478
Dec 16	$10,496	$10,265	$10,700	$10,550
Jan 17	$10,541	$10,285	$10,772	$10,625
Feb 17	$10,618	$10,354	$10,908	$10,801
Mar 17	$10,622	$10,349	$10,927	$10,801
Apr 17	$10,680	$10,428	$11,018	$10,893
May 17	$10,737	$10,509	$11,143	$10,997
Jun 17	$10,783	$10,498	$11,136	$11,010
Jul 17	$10,863	$10,543	$11,225	$11,111
Aug 17	$10,845	$10,638	$11,288	$11,191
Sep 17	$10,913	$10,587	$11,329	$11,223
Oct 17	$10,959	$10,593	$11,350	$11,306
Nov 17	$10,952	$10,580	$11,379	$11,400
Dec 17	$11,023	$10,628	$11,436	$11,475
Jan 18	$11,093	$10,506	$11,447	$11,579
Feb 18	$10,997	$10,406	$11,260	$11,374
Mar 18	$10,979	$10,473	$11,254	$11,339
Apr 18	$10,985	$10,395	$11,235	$11,293
May 18	$10,988	$10,469	$11,258	$11,431
Jun 18	$10,970	$10,456	$11,265	$11,442
Jul 18	$11,092	$10,459	$11,368	$11,572
Aug 18	$11,118	$10,526	$11,432	$11,737
Sep 18	$11,155	$10,458	$11,421	$11,704
Oct 18	$11,069	$10,376	$11,235	$11,399
Nov 18	$11,020	$10,438	$11,303	$11,517
Dec 18	$10,933	$10,630	$11,241	$11,353
Jan 19	$11,170	$10,742	$11,538	$11,710
Feb 19	$11,258	$10,736	$11,640	$11,818
Mar 19	$11,346	$10,942	$11,825	$12,046
Apr 19	$11,449	$10,945	$11,898	$12,194
May 19	$11,434	$11,139	$11,896	$12,113
Jun 19	$11,593	$11,279	$12,180	$12,476
Jul 19	$11,634	$11,304	$12,198	$12,549
Aug 19	$11,689	$11,597	$12,364	$12,717
Sep 19	$11,732	$11,535	$12,408	$12,741
Oct 19	$11,781	$11,570	$12,491	$12,851
Nov 19	$11,848	$11,564	$12,529	$12,986
Dec 19	$11,956	$11,556	$12,647	$13,097
Jan 20	$12,012	$11,778	$12,732	$13,272
Feb 20	$11,889	$11,990	$12,626	$13,112
Mar 20	$11,038	$11,920	$12,001	$12,572
Apr 20	$11,485	$12,132	$12,421	$13,212
May 20	$11,733	$12,188	$12,624	$13,444
Jun 20	$11,825	$12,265	$12,713	$13,583
Jul 20	$12,078	$12,448	$13,015	$13,955
Aug 20	$12,153	$12,348	$13,055	$14,177
Sep 20	$12,089	$12,341	$12,962	$14,010
Oct 20	$12,062	$12,286	$12,869	$13,854
Nov 20	$12,456	$12,406	$13,324	$14,404
Dec 20	$12,615	$12,424	$13,466	$14,584
Jan 21	$12,594	$12,334	$13,388	$14,467
Feb 21	$12,660	$12,156	$13,313	$14,440
Mar 21	$12,725	$12,005	$13,361	$14,504
Apr 21	$12,883	$12,099	$13,507	$14,816
May 21	$12,961	$12,139	$13,610	$14,881
Jun 21	$13,039	$12,224	$13,687	$15,059
Jul 21	$13,094	$12,361	$13,817	$15,284
Aug 21	$13,160	$12,337	$13,843	$15,403
Sep 21	$13,077	$12,231	$13,671	$15,095
Oct 21	$13,185	$12,227	$13,724	$15,409
Nov 21	$13,075	$12,263	$13,645	$15,409
Dec 21	$13,291	$12,232	$13,864	$15,589
Jan 22	$13,037	$11,968	$13,582	$15,111
Feb 22	$12,873	$11,835	$13,429	$14,858
Mar 22	$12,838	$11,506	$13,224	$14,734
Apr 22	$12,430	$11,069	$12,739	$13,957
May 22	$12,369	$11,141	$12,819	$14,028
Jun 22	$11,903	$10,966	$12,358	$13,527
Jul 22	$12,376	$11,234	$12,759	$14,132
Aug 22	$12,143	$10,917	$12,387	$13,680
Sep 22	$11,553	$10,445	$11,791	$12,888
Oct 22	$11,713	$10,310	$11,923	$13,084
Nov 22	$12,162	$10,689	$12,411	$13,640
Dec 22	$12,027	$10,641	$12,329	$13,362
Jan 23	$12,561	$10,968	$12,722	$13,901
Feb 23	$12,275	$10,684	$12,414	$13,548
Mar 23	$12,515	$10,956	$12,683	$13,938
Apr 23	$12,670	$11,022	$12,799	$14,062
May 23	$12,476	$10,902	$12,589	$13,974
Jun 23	$12,570	$10,863	$12,717	$14,216
Jul 23	$12,684	$10,856	$12,830	$14,346
Aug 23	$12,586	$10,786	$12,737	$14,213
Sep 23	$12,323	$10,512	$12,446	$13,757
Oct 23	$12,138	$10,346	$12,216	$13,518
Nov 23	$12,753	$10,815	$12,811	$14,317
Dec 23	$13,233	$11,229	$13,309	$14,896
Jan 24	$13,277	$11,198	$13,299	$14,942
Feb 24	$13,249	$11,040	$13,215	$15,034
Mar 24	$13,435	$11,142	$13,418	$15,276
Apr 24	$13,166	$10,860	$13,119	$14,819
May 24	$13,382	$11,044	$13,353	$15,215
Jun 24	$13,515	$11,149	$13,422	$15,480
Jul 24	$13,825	$11,409	$13,783	$15,789
Aug 24	$14,033	$11,573	$14,035	$16,063
Sep 24	$14,213	$11,728	$14,239	$16,317
Oct 24	$13,919	$11,437	$13,939	$15,989
Nov 24	$14,145	$11,558	$14,108	$16,389
Dec 24	$13,879	$11,369	$13,838	$16,084
Jan 25	$14,078	$11,430	$14,009	$16,278
Feb 25	$14,292	$11,681	$14,294	$16,465
Mar 25	$14,192	$11,685	$14,259	$16,191
Apr 25	$14,273	$11,731	$14,268	$16,203
May 25	$14,415	$11,647	$14,309	$16,427
Jun 25	$14,663	$11,826	$14,540	$16,855
Jul 25	$14,637	$11,795	$14,514	$16,937
Aug 25	$14,887	$11,936	$14,777	$17,182
Sep 25	$15,031	$12,067	$14,915	$17,501
Oct 25	$15,084	$12,142	$14,962	$17,701
Nov 25	$15,198	$12,217	$15,122	$17,791
Dec 25	$15,212	$12,199	$15,158	$17,776

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.61%	3.81%	4.71%
Investor A Shares (with sales charge)...
	5.22	2.97	4.28
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 863,905,917
Holdings Count | Holding	2,296
Advisory Fees Paid, Amount	$ 1,619,004
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000174022
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor C Shares
Trading Symbol	BMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 8.80%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,089	$10,138	$9,985	$9,947
Feb 16	$10,145	$10,210	$10,053	$9,993
Mar 16	$10,372	$10,303	$10,328	$10,260
Apr 16	$10,471	$10,343	$10,479	$10,300
May 16	$10,452	$10,345	$10,496	$10,357
Jun 16	$10,690	$10,531	$10,648	$10,496
Jul 16	$10,833	$10,598	$10,798	$10,658
Aug 16	$10,858	$10,586	$10,831	$10,654
Sep 16	$10,808	$10,580	$10,857	$10,650
Oct 16	$10,762	$10,499	$10,760	$10,535
Nov 16	$10,750	$10,250	$10,593	$10,478
Dec 16	$10,857	$10,265	$10,700	$10,550
Jan 17	$10,897	$10,285	$10,772	$10,625
Feb 17	$10,970	$10,354	$10,908	$10,801
Mar 17	$10,966	$10,349	$10,927	$10,801
Apr 17	$11,020	$10,428	$11,018	$10,893
May 17	$11,071	$10,509	$11,143	$10,997
Jun 17	$11,101	$10,498	$11,136	$11,010
Jul 17	$11,187	$10,543	$11,225	$11,111
Aug 17	$11,161	$10,638	$11,288	$11,191
Sep 17	$11,224	$10,587	$11,329	$11,223
Oct 17	$11,253	$10,593	$11,350	$11,306
Nov 17	$11,250	$10,580	$11,379	$11,400
Dec 17	$11,317	$10,628	$11,436	$11,475
Jan 18	$11,381	$10,506	$11,447	$11,579
Feb 18	$11,275	$10,406	$11,260	$11,374
Mar 18	$11,238	$10,473	$11,254	$11,339
Apr 18	$11,249	$10,395	$11,235	$11,293
May 18	$11,245	$10,469	$11,258	$11,431
Jun 18	$11,219	$10,456	$11,265	$11,442
Jul 18	$11,325	$10,459	$11,368	$11,572
Aug 18	$11,356	$10,526	$11,432	$11,737
Sep 18	$11,387	$10,458	$11,421	$11,704
Oct 18	$11,292	$10,376	$11,235	$11,399
Nov 18	$11,235	$10,438	$11,303	$11,517
Dec 18	$11,127	$10,630	$11,241	$11,353
Jan 19	$11,373	$10,742	$11,538	$11,710
Feb 19	$11,455	$10,736	$11,640	$11,818
Mar 19	$11,538	$10,942	$11,825	$12,046
Apr 19	$11,635	$10,945	$11,898	$12,194
May 19	$11,613	$11,139	$11,896	$12,113
Jun 19	$11,755	$11,279	$12,180	$12,476
Jul 19	$11,801	$11,304	$12,198	$12,549
Aug 19	$11,849	$11,597	$12,364	$12,717
Sep 19	$11,886	$11,535	$12,408	$12,741
Oct 19	$11,928	$11,570	$12,491	$12,851
Nov 19	$11,988	$11,564	$12,529	$12,986
Dec 19	$12,090	$11,556	$12,647	$13,097
Jan 20	$12,127	$11,778	$12,732	$13,272
Feb 20	$12,008	$11,990	$12,626	$13,112
Mar 20	$11,130	$11,920	$12,001	$12,572
Apr 20	$11,585	$12,132	$12,421	$13,212
May 20	$11,827	$12,188	$12,624	$13,444
Jun 20	$11,913	$12,265	$12,713	$13,583
Jul 20	$12,160	$12,448	$13,015	$13,955
Aug 20	$12,228	$12,348	$13,055	$14,177
Sep 20	$12,156	$12,341	$12,962	$14,010
Oct 20	$12,120	$12,286	$12,869	$13,854
Nov 20	$12,509	$12,406	$13,324	$14,404
Dec 20	$12,661	$12,424	$13,466	$14,584
Jan 21	$12,632	$12,334	$13,388	$14,467
Feb 21	$12,690	$12,156	$13,313	$14,440
Mar 21	$12,748	$12,005	$13,361	$14,504
Apr 21	$12,898	$12,099	$13,507	$14,816
May 21	$12,968	$12,139	$13,610	$14,881
Jun 21	$13,038	$12,224	$13,687	$15,059
Jul 21	$13,086	$12,361	$13,817	$15,284
Aug 21	$13,145	$12,337	$13,843	$15,403
Sep 21	$13,041	$12,231	$13,671	$15,095
Oct 21	$13,141	$12,227	$13,724	$15,409
Nov 21	$13,036	$12,263	$13,645	$15,409
Dec 21	$13,231	$12,232	$13,864	$15,589
Jan 22	$12,983	$11,968	$13,582	$15,111
Feb 22	$12,799	$11,835	$13,429	$14,858
Mar 22	$12,756	$11,506	$13,224	$14,734
Apr 22	$12,355	$11,069	$12,739	$13,957
May 22	$12,274	$11,141	$12,819	$14,028
Jun 22	$11,816	$10,966	$12,358	$13,527
Jul 22	$12,264	$11,234	$12,759	$14,132
Aug 22	$12,038	$10,917	$12,387	$13,680
Sep 22	$11,433	$10,445	$11,791	$12,888
Oct 22	$11,596	$10,310	$11,923	$13,084
Nov 22	$12,033	$10,689	$12,411	$13,640
Dec 22	$11,892	$10,641	$12,329	$13,362
Jan 23	$12,398	$10,968	$12,722	$13,901
Feb 23	$12,121	$10,684	$12,414	$13,548
Mar 23	$12,350	$10,956	$12,683	$13,938
Apr 23	$12,481	$11,022	$12,799	$14,062
May 23	$12,296	$10,902	$12,589	$13,974
Jun 23	$12,381	$10,863	$12,717	$14,216
Jul 23	$12,485	$10,856	$12,830	$14,346
Aug 23	$12,381	$10,786	$12,737	$14,213
Sep 23	$12,114	$10,512	$12,446	$13,757
Oct 23	$11,925	$10,346	$12,216	$13,518
Nov 23	$12,521	$10,815	$12,811	$14,317
Dec 23	$12,984	$11,229	$13,309	$14,896
Jan 24	$13,018	$11,198	$13,299	$14,942
Feb 24	$12,970	$11,040	$13,215	$15,034
Mar 24	$13,144	$11,142	$13,418	$15,276
Apr 24	$12,886	$10,860	$13,119	$14,819
May 24	$13,089	$11,044	$13,353	$15,215
Jun 24	$13,212	$11,149	$13,422	$15,480
Jul 24	$13,506	$11,409	$13,783	$15,789
Aug 24	$13,700	$11,573	$14,035	$16,063
Sep 24	$13,867	$11,728	$14,239	$16,317
Oct 24	$13,580	$11,437	$13,939	$15,989
Nov 24	$13,800	$11,558	$14,108	$16,389
Dec 24	$13,541	$11,369	$13,838	$16,084
Jan 25	$13,735	$11,430	$14,009	$16,278
Feb 25	$13,944	$11,681	$14,294	$16,465
Mar 25	$13,846	$11,685	$14,259	$16,191
Apr 25	$13,926	$11,731	$14,268	$16,203
May 25	$14,063	$11,647	$14,309	$16,427
Jun 25	$14,305	$11,826	$14,540	$16,855
Jul 25	$14,280	$11,795	$14,514	$16,937
Aug 25	$14,525	$11,936	$14,777	$17,182
Sep 25	$14,665	$12,067	$14,915	$17,501
Oct 25	$14,716	$12,142	$14,962	$17,701
Nov 25	$14,827	$12,217	$15,122	$17,791
Dec 25	$14,842	$12,199	$15,158	$17,776

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.80%	3.04%	4.03%
Investor C Shares (with sales charge)...
	7.80	3.04	4.03
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 863,905,917
Holdings Count | Holding	2,296
Advisory Fees Paid, Amount	$ 1,619,004
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000050720
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Class K Shares
Trading Symbol	BLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 9.91%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,099	$10,138	$9,985	$9,947
Feb 16	$10,164	$10,210	$10,053	$9,993
Mar 16	$10,402	$10,303	$10,328	$10,260
Apr 16	$10,511	$10,343	$10,479	$10,300
May 16	$10,503	$10,345	$10,496	$10,357
Jun 16	$10,752	$10,531	$10,648	$10,496
Jul 16	$10,906	$10,598	$10,798	$10,658
Aug 16	$10,943	$10,586	$10,831	$10,654
Sep 16	$10,903	$10,580	$10,857	$10,650
Oct 16	$10,866	$10,499	$10,760	$10,535
Nov 16	$10,852	$10,250	$10,593	$10,478
Dec 16	$10,970	$10,265	$10,700	$10,550
Jan 17	$11,020	$10,285	$10,772	$10,625
Feb 17	$11,115	$10,354	$10,908	$10,801
Mar 17	$11,110	$10,349	$10,927	$10,801
Apr 17	$11,174	$10,428	$11,018	$10,893
May 17	$11,247	$10,509	$11,143	$10,997
Jun 17	$11,287	$10,498	$11,136	$11,010
Jul 17	$11,373	$10,543	$11,225	$11,111
Aug 17	$11,357	$10,638	$11,288	$11,191
Sep 17	$11,431	$10,587	$11,329	$11,223
Oct 17	$11,483	$10,593	$11,350	$11,306
Nov 17	$11,489	$10,580	$11,379	$11,400
Dec 17	$11,567	$10,628	$11,436	$11,475
Jan 18	$11,631	$10,506	$11,447	$11,579
Feb 18	$11,534	$10,406	$11,260	$11,374
Mar 18	$11,518	$10,473	$11,254	$11,339
Apr 18	$11,539	$10,395	$11,235	$11,293
May 18	$11,534	$10,469	$11,258	$11,431
Jun 18	$11,529	$10,456	$11,265	$11,442
Jul 18	$11,649	$10,459	$11,368	$11,572
Aug 18	$11,679	$10,526	$11,432	$11,737
Sep 18	$11,733	$10,458	$11,421	$11,704
Oct 18	$11,634	$10,376	$11,235	$11,399
Nov 18	$11,598	$10,438	$11,303	$11,517
Dec 18	$11,497	$10,630	$11,241	$11,353
Jan 19	$11,748	$10,742	$11,538	$11,710
Feb 19	$11,856	$10,736	$11,640	$11,818
Mar 19	$11,940	$10,942	$11,825	$12,046
Apr 19	$12,063	$10,945	$11,898	$12,194
May 19	$12,038	$11,139	$11,896	$12,113
Jun 19	$12,208	$11,279	$12,180	$12,476
Jul 19	$12,255	$11,304	$12,198	$12,549
Aug 19	$12,315	$11,597	$12,364	$12,717
Sep 19	$12,364	$11,535	$12,408	$12,741
Oct 19	$12,419	$11,570	$12,491	$12,851
Nov 19	$12,505	$11,564	$12,529	$12,986
Dec 19	$12,621	$11,556	$12,647	$13,097
Jan 20	$12,670	$11,778	$12,732	$13,272
Feb 20	$12,557	$11,990	$12,626	$13,112
Mar 20	$11,652	$11,920	$12,001	$12,572
Apr 20	$12,125	$12,132	$12,421	$13,212
May 20	$12,390	$12,188	$12,624	$13,444
Jun 20	$12,503	$12,265	$12,713	$13,583
Jul 20	$12,760	$12,448	$13,015	$13,955
Aug 20	$12,843	$12,348	$13,055	$14,177
Sep 20	$12,791	$12,341	$12,962	$14,010
Oct 20	$12,753	$12,286	$12,869	$13,854
Nov 20	$13,172	$12,406	$13,324	$14,404
Dec 20	$13,344	$12,424	$13,466	$14,584
Jan 21	$13,338	$12,334	$13,388	$14,467
Feb 21	$13,410	$12,156	$13,313	$14,440
Mar 21	$13,482	$12,005	$13,361	$14,504
Apr 21	$13,652	$12,099	$13,507	$14,816
May 21	$13,725	$12,139	$13,610	$14,881
Jun 21	$13,824	$12,224	$13,687	$15,059
Jul 21	$13,886	$12,361	$13,817	$15,284
Aug 21	$13,959	$12,337	$13,843	$15,403
Sep 21	$13,861	$12,231	$13,671	$15,095
Oct 21	$13,992	$12,227	$13,724	$15,409
Nov 21	$13,880	$12,263	$13,645	$15,409
Dec 21	$14,098	$12,232	$13,864	$15,589
Jan 22	$13,846	$11,968	$13,582	$15,111
Feb 22	$13,662	$11,835	$13,429	$14,858
Mar 22	$13,629	$11,506	$13,224	$14,734
Apr 22	$13,214	$11,069	$12,739	$13,957
May 22	$13,139	$11,141	$12,819	$14,028
Jun 22	$12,648	$10,966	$12,358	$13,527
Jul 22	$13,153	$11,234	$12,759	$14,132
Aug 22	$12,910	$10,917	$12,387	$13,680
Sep 22	$12,288	$10,445	$11,791	$12,888
Oct 22	$12,461	$10,310	$11,923	$13,084
Nov 22	$12,955	$10,689	$12,411	$13,640
Dec 22	$12,815	$10,641	$12,329	$13,362
Jan 23	$13,372	$10,968	$12,722	$13,901
Feb 23	$13,071	$10,684	$12,414	$13,548
Mar 23	$13,344	$10,956	$12,683	$13,938
Apr 23	$13,498	$11,022	$12,799	$14,062
May 23	$13,295	$10,902	$12,589	$13,974
Jun 23	$13,399	$10,863	$12,717	$14,216
Jul 23	$13,523	$10,856	$12,830	$14,346
Aug 23	$13,437	$10,786	$12,737	$14,213
Sep 23	$13,160	$10,512	$12,446	$13,757
Oct 23	$12,953	$10,346	$12,216	$13,518
Nov 23	$13,611	$10,815	$12,811	$14,317
Dec 23	$14,141	$11,229	$13,309	$14,896
Jan 24	$14,176	$11,198	$13,299	$14,942
Feb 24	$14,150	$11,040	$13,215	$15,034
Mar 24	$14,352	$11,142	$13,418	$15,276
Apr 24	$14,069	$10,860	$13,119	$14,819
May 24	$14,317	$11,044	$13,353	$15,215
Jun 24	$14,449	$11,149	$13,422	$15,480
Jul 24	$14,783	$11,409	$13,783	$15,789
Aug 24	$15,008	$11,573	$14,035	$16,063
Sep 24	$15,204	$11,728	$14,239	$16,317
Oct 24	$14,910	$11,437	$13,939	$15,989
Nov 24	$15,155	$11,558	$14,108	$16,389
Dec 24	$14,875	$11,369	$13,838	$16,084
Jan 25	$15,075	$11,430	$14,009	$16,278
Feb 25	$15,324	$11,681	$14,294	$16,465
Mar 25	$15,205	$11,685	$14,259	$16,191
Apr 25	$15,312	$11,731	$14,268	$16,203
May 25	$15,451	$11,647	$14,309	$16,427
Jun 25	$15,720	$11,826	$14,540	$16,855
Jul 25	$15,713	$11,795	$14,514	$16,937
Aug 25	$15,969	$11,936	$14,777	$17,182
Sep 25	$16,126	$12,067	$14,915	$17,501
Oct 25	$16,187	$12,142	$14,962	$17,701
Nov 25	$16,330	$12,217	$15,122	$17,791
Dec 25	$16,350	$12,199	$15,158	$17,776

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.91%	4.15%	5.04%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 863,905,917
Holdings Count | Holding	2,296
Advisory Fees Paid, Amount	$ 1,619,004
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.